BANK FINANCIAL ASSETS AND LIABILITIES - Structure and amounts of customer accounts and (Details) - RUB (₽) ₽ in Millions	Dec. 31, 2020	Dec. 31, 2019
BANK FINANCIAL ASSETS AND LIABILITIES
Customer accounts	₽ 139,438	₽ 122,809
Legal entities - Current/settlement accounts
BANK FINANCIAL ASSETS AND LIABILITIES
Customer accounts	13,163	10,005
Legal entities - Term deposits
BANK FINANCIAL ASSETS AND LIABILITIES
Customer accounts	19,466	12,092
Individuals - Current/settlement accounts
BANK FINANCIAL ASSETS AND LIABILITIES
Customer accounts	18,219	14,915
Individuals - Term deposits
BANK FINANCIAL ASSETS AND LIABILITIES
Customer accounts	₽ 88,590	₽ 85,797